Note 2 - Investment Securities (Details Textual) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Debt Securities, Held-to-Maturity, Amortized Cost, before Allowance for Credit Loss, Total		$ 0
Other than Temporary Impairment Losses on Investments	$ 0	0
US Government Securities, at Carrying Value	$ 462,954	$ 371,190